Restricted Net Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Line Items]
Net after-tax profits, percentage	10.00%
Reserve reaches	50.00%
Statutory reserve balance	$ 11,535,366	$ 9,167,845